Related Party Transactions (Details) - Schedule of Accounts Receivable, Net - Related Parties - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal	$ 25,704	$ 327,807
Less: allowance for credit losses	(1,244,662)	(3,219,772)
Total accounts receivable, net - related parties	25,704	327,807
Seihinkokusai [Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal	$ 25,704	266,523
Palpito [Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal		35,106
Tokushin G.K.[Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal		2,118
Shintai Co., Ltd. [Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Subtotal		24,060
Related Party [Member]
Schedule of Accounts Receivable, Net - Related Parties [Line Items]
Less: allowance for credit losses